Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories
5.17 Inventories
Inventories are stated at the lower of cost and net realizable value. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs, and related production overheads (based on normal operating capacity) at standard costs. The variances between the actual costs and the standard costs are calculated monthly and allocated to the inventory, so there is no difference between actual cost of manufacture and the value of inventory. Costs arising from idle capacity or abnormally low production levels are not included in inventory and are recognized in profit or loss as cost of goods in the period incurred. Inventories exclude borrowing costs. Provisions for batches which fail to meet quality requirements and may not be sold (failed batches) are deducted from the value of inventories.

	Year ended December 31
in € thousand	2025	2024
Raw materials	25,848	28,086
Work in progress	48,095	36,832
Finished goods	20,206	19,493
Purchased goods (third party products)	545	4,762
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	94,693	89,173
Less: write-down provision	(44,462)	(35,510)
INVENTORIES	50,232	53,663

As of December 31, 2025, the increase in gross amounts of inventories before write-down primarily related to an increase in the work in progress and finished goods, namely for, IXCHIQ and DUKORAL. The increase was partially offset by a decrease in raw materials and purchased goods from third parties. The total write-down provision on inventory amounted to €44.5 million as of December 31, 2025 (December 31, 2024: €35.5 million).
All raw materials and work in progress related to COVID-19 vaccine, VLA2001, that could not be repurposed and used for other products were written down during prior years. No change was recorded relating to the write-down provision of COVID-19 vaccine, in 2025.
Write-down provisions related to the inventory categories as follows:

	Year ended December 31
in € thousand	2025	2024
Raw materials	18,855	21,728
Work in progress	21,478	12,600
Finished goods	4,089	591
Purchased goods (third party products)	40	591
TOTAL WRITE-DOWN PROVISION	44,462	35,510

As at December 31, 2025, €17.2 million in write-down provisions were attributable to raw-material related to the VLA2001 COVID vaccine (December 31, 2024: €17.2 million).
As at December 31, 2025, the remaining write-down provision of €23.2 million in raw materials and work in progress is based on factors including sales volumes and market demand, related to Valneva's commercialized vaccine IXCHIQ (December 31, 2024: €17.2 million).
As at December 31, 2025, the write-down provision for finished goods for Valneva's commercialized vaccines IXIARO IXCHIQ and DUKORAL vaccines based on sales expectations and shelf life of the products amounted to €4.1 million (December 31, 2024: €0.6 million). The increase is primarily driven by the IXCHIQ write-down following the FDA license suspension, as well as the write down of IXCHIQ inventory with a remaining shelf life of less than six months.
The provision for third-party products decreased from €0.6 million at December 31, 2024 to zero at December 31, 2025, mainly due to the decrease of the quantity linked to the Company’s decision to discontinue sale of these products.

IXCHIQ
The increase in the inventory write-down as of December 31, 2025 primarily relates to IXCHIQ. The termination of the license agreement with Serum Institute of India (SII) led to a reassessment of the inventory consumption. Furthermore the suspension of the license in the United States during 2025 resulted in lower sales and reduced expected short-term demand. Accordingly, the Group recorded a write-down based on revised forecast market demand and sales expectations, taking into account the volume of work in progress, estimated dose yield, current shelf life, potential shelf-life extension by 12 months through the freezing process, expected orders from Butantan and other partners, and forecast sales over the next five years. These forecasts incorporate a significant expected increase in annual sales volumes compared to 2025. Any further write-downs relating to IXCHIQ will depend on future forecast developments and market conditions.

IXCHIQ related inventory only	Year ended December 31
in € thousand	2025	2024
Raw materials	3,392	3,509
Work in progress	23,351	11,918
Finished goods	3,558	1,746
Purchased goods (third party products)	—	—
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	30,301	17,173
Less: write-down provision	(21,557)	(7,148)
INVENTORIES IXCHIQ	8,744	10,024